RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL

Compensation to key management personnel were as follows:

	2021	2020	2019
Salaries	$1,782,297	$1,501,058	$1,251,277
Share-based payments (1)	2,077,333	2,144,930	2,135,579
Total	$3,859,630	$3,645,988	$3,386,856

(1)	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.